STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 118 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants’ contributions	$ 104,034
Employer’s contributions	36,204
Total contributions	140,238
Investment income — Plan interest in Master Trust	213,068
Investment income — Self-directed brokerage accounts	10,406
Total investment income	223,474
Interest income on notes receivable from participants	7,384
Total additions	371,096
DEDUCTIONS:
Benefits paid to participants	266,251
Administrative expenses	1,359
Total deductions	267,610
NET INCREASE IN NET ASSETS BEFORE TRANSFERS	103,486
Transfers, net (Note 8)	(127,071)
NET DECREASE IN NET ASSETS	(23,585)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,788,609
End of year	$ 1,765,024